Offerings	Jun. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 2,552,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 352.43
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of shares of common stock, par value $0.01 per share ("Common Stock"), as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The amount registered consists of up to 400,000 shares of Common Stock issuable pursuant to the Registrant's Employee Stock Purchase Plan, as amended. (3) The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on June 4, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	120,000
Proposed Maximum Offering Price per Unit	6.38
Maximum Aggregate Offering Price	$ 765,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 105.73
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of shares of common stock, par value $0.01 per share ("Common Stock"), as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The The amount registered consists of up to 120,000 shares of Common Stock issuable pursuant to the Amended and Restated 2021 Incentive Plan. (3) The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on June 4, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).